Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other liabilities.
Schedule of other liabilities

	December 31,
($ in thousands)	2023	2022
General expenses payable	74,527	44,714
Insurance liabilities	22,465	20,488
Lease liabilities	15,853	14,174
Legacy asset recovery incentive compensation	20,816	9,643
Audit fees payable	2,163	2,324
Tax payable	4,226	2,561
Payable for capital provision assets	2,965	-
Total other liabilities	143,015	93,904